Treasury shares (Details) - GBP (£) £ in Thousands, shares in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Treasury shares, Value
Value of shares	£ 144,890	£ 103,950	£ 127,508	£ 272,512
Treasury shares
Treasury shares, Number of shares
Number of shares	(1,683)	(1,683)
Treasury shares, Value
Value of shares	£ (21,305)	£ (21,305)	£ (21,305)	£ (21,305)